UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

Fidelity® Corporate Bond 1-10 Year Central Fund

Semiannual Report

February 28, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CB10CEN-SANN-0410
1.833861.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.0014%	$ 1,000.00	$ 1,068.90	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2010 *	As of August 31, 2009 **
U.S. Government and U.S. Government Agency Obligations 8.2%	U.S. Government and U.S. Government Agency Obligations 4.2%
AAA 0.0%	AAA 0.0%
AA 8.5%	AA 6.7%
A 24.4%	A 29.6%
BBB 52.0%	BBB 54.2%
BB and Below 5.7%	BB and Below 5.4%
Not Rated 0.0%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets† (0.7)%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	7.1	5.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	4.3	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010 *	As of August 31, 2009 **
Corporate Bonds 88.9%	Corporate Bonds 94.6%
U.S. Government and U.S. Government Agency Obligations 8.2%	U.S. Government and U.S. Government Agency Obligations 4.2%
Municipal Bonds 0.0%	Municipal Bonds 0.2%
Other Investments 1.7%	Other Investments 1.7%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets† (0.7)%

* Foreign investments	17.7%	** Foreign investments	18.4%
* Futures and Swaps	2.5%	** Futures and Swaps	6.5%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.9%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 15,894,000	$ 16,842,729
5.875% 3/15/11	5,902,000	6,147,275
		22,990,004
Hotels, Restaurants & Leisure - 0.6%
Yum! Brands, Inc. 6.25% 3/15/18	12,920,000	14,228,693
Household Durables - 2.0%
Fortune Brands, Inc.:
5.125% 1/15/11	13,113,000	13,531,764
6.375% 6/15/14	11,609,000	12,640,715
Newell Rubbermaid, Inc. 5.5% 4/15/13	6,035,000	6,397,402
Whirlpool Corp.:
6.125% 6/15/11	9,713,000	10,155,068
6.5% 6/15/16	5,415,000	5,746,923
		48,471,872
Media - 3.9%
AOL Time Warner, Inc.:
6.75% 4/15/11	5,345,000	5,654,101
6.875% 5/1/12	6,934,000	7,650,518
Comcast Corp. 4.95% 6/15/16	5,340,000	5,560,937
COX Communications, Inc.:
4.625% 6/1/13	6,621,000	7,020,399
6.25% 6/1/18 (b)	7,083,000	7,629,935
News America, Inc.:
5.3% 12/15/14	2,490,000	2,739,095
6.9% 3/1/19	7,602,000	8,732,668
Time Warner Cable, Inc.:
5% 2/1/20	6,250,000	6,190,544
5.4% 7/2/12	6,943,000	7,450,408
6.2% 7/1/13	6,601,000	7,304,429
6.75% 7/1/18	3,333,000	3,727,724
Time Warner, Inc. 5.875% 11/15/16	4,230,000	4,641,554
Viacom, Inc.:
4.375% 9/15/14	3,246,000	3,399,721
6.25% 4/30/16	13,603,000	15,200,768
		92,902,801
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.3%
Staples, Inc. 7.375% 10/1/12	$ 6,370,000	$ 7,100,907
TOTAL CONSUMER DISCRETIONARY		185,694,277
CONSUMER STAPLES - 4.9%
Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (b)	13,872,000	15,045,793
7.2% 1/15/14 (b)	9,760,000	11,201,552
Diageo Capital PLC 5.2% 1/30/13	2,947,000	3,210,359
Diageo Finance BV 5.5% 4/1/13	9,993,000	10,958,224
FBG Finance Ltd. 5.125% 6/15/15 (b)	8,340,000	8,866,854
		49,282,782
Food & Staples Retailing - 0.5%
CVS Caremark Corp.:
6.036% 12/10/28	6,342,662	6,334,734
6.302% 6/1/37 (e)	6,937,000	6,347,355
		12,682,089
Food Products - 0.5%
Kraft Foods, Inc. 5.625% 11/1/11	10,397,000	11,040,533
Personal Products - 0.4%
Avon Products, Inc. 5.625% 3/1/14	7,946,000	8,791,915
Tobacco - 1.5%
Altria Group, Inc. 9.7% 11/10/18	21,597,000	27,159,631
Reynolds American, Inc. 6.75% 6/15/17	8,312,000	8,969,853
		36,129,484
TOTAL CONSUMER STAPLES		117,926,803
ENERGY - 13.3%
Energy Equipment & Services - 1.0%
Transocean Ltd. 5.25% 3/15/13	9,844,000	10,632,662
Weatherford International Ltd.:
4.95% 10/15/13	4,949,000	5,289,239
5.15% 3/15/13	6,467,000	6,880,028
		22,801,929
Oil, Gas & Consumable Fuels - 12.3%
Anadarko Petroleum Corp. 5.95% 9/15/16	21,521,000	23,530,760
BW Group Ltd. 6.625% 6/28/17 (b)	8,402,000	7,803,702
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.:
5.15% 2/1/13	$ 12,778,000	$ 13,755,951
5.7% 5/15/17	3,293,000	3,558,077
Cenovus Energy, Inc.:
4.5% 9/15/14 (b)	5,034,000	5,298,723
5.7% 10/15/19 (b)	9,341,000	9,854,531
Duke Energy Field Services:
5.375% 10/15/15 (b)	3,471,000	3,737,191
6.875% 2/1/11	6,572,000	6,910,957
7.875% 8/16/10	2,947,000	3,039,580
El Paso Natural Gas Co. 5.95% 4/15/17	2,655,000	2,805,451
Enbridge Energy Partners LP:
5.875% 12/15/16	5,131,000	5,556,868
6.5% 4/15/18	6,737,000	7,416,716
EnCana Holdings Finance Corp. 5.8% 5/1/14	8,205,000	9,116,403
Enterprise Products Operating LP 5.6% 10/15/14	5,554,000	6,051,944
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	10,973,000	11,711,198
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	2,537,000	2,877,184
Lukoil International Finance BV 6.656% 6/7/22 (b)	3,471,000	3,332,160
Magellan Midstream Partners LP 6.55% 7/15/19	3,287,000	3,640,767
Midcontinent Express Pipel LLC 5.45% 9/15/14 (b)	9,585,000	9,998,391
Motiva Enterprises LLC:
5.75% 1/15/20 (b)	14,132,000	14,873,633
6.85% 1/15/40 (b)	3,086,000	3,334,747
Nexen, Inc.:
5.05% 11/20/13	10,923,000	11,755,322
5.2% 3/10/15	2,580,000	2,744,478
6.2% 7/30/19	6,935,000	7,513,622
NGPL PipeCo LLC 6.514% 12/15/12 (b)	10,121,000	11,155,690
Pemex Project Funding Master Trust 1.5536% 6/15/10 (b)(e)	3,537,000	3,537,000
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	14,490,000	14,616,077
7.875% 3/15/19	3,425,000	3,938,750
Petroleos Mexicanos 6% 3/5/20 (b)	7,395,000	7,524,413
Plains All American Pipeline LP:
4.25% 9/1/12	5,580,000	5,839,894
7.75% 10/15/12	6,699,000	7,565,087
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	7,638,300	8,322,867
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	$ 1,582,000	$ 1,648,697
5.5% 9/30/14 (b)	2,210,000	2,331,550
5.832% 9/30/16 (b)	3,816,000	4,033,703
6.75% 9/30/19 (b)	1,447,000	1,579,039
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	7,726,000	8,575,729
Southeast Supply Header LLC 4.85% 8/15/14 (b)	4,216,000	4,371,115
Spectra Energy Capital, LLC 5.65% 3/1/20	3,537,000	3,642,834
Suncor Energy, Inc. 6.1% 6/1/18	3,482,000	3,783,698
Texas Eastern Transmission LP 6% 9/15/17 (b)	4,573,000	5,027,917
Valero Energy Corp. 4.5% 2/1/15	1,452,000	1,459,420
Williams Partners LP 5.25% 3/15/20 (b)	13,000,000	13,209,599
XTO Energy, Inc. 4.9% 2/1/14	3,065,000	3,331,263
		295,712,698
TOTAL ENERGY		318,514,627
FINANCIALS - 41.0%
Capital Markets - 9.1%
Bear Stearns Companies, Inc.:
5.3% 10/30/15	3,324,000	3,532,827
6.95% 8/10/12	3,835,000	4,271,181
BlackRock, Inc. 6.25% 9/15/17	4,950,000	5,480,328
Goldman Sachs Group, Inc.:
5.25% 10/15/13	16,772,000	18,072,602
5.95% 1/18/18	11,333,000	11,893,995
6.15% 4/1/18	12,985,000	13,716,198
6.6% 1/15/12	4,860,000	5,274,432
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	6,815,000	6,884,465
6.5% 6/15/12	11,851,000	11,873,351
Lazard Group LLC:
6.85% 6/15/17	10,908,000	11,078,896
7.125% 5/15/15	3,910,000	4,160,048
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	18,229,000	19,323,287
6.875% 4/25/18	13,531,000	14,256,925
Morgan Stanley:
0.4994% 1/9/12 (e)	3,194,000	3,133,058
4.75% 4/1/14	2,257,000	2,294,209
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.05% 1/21/11	$ 8,648,000	$ 8,953,862
5.95% 12/28/17	1,561,000	1,608,940
6% 5/13/14	10,950,000	11,843,783
6.6% 4/1/12	16,248,000	17,674,948
6.625% 4/1/18	9,766,000	10,390,858
6.75% 4/15/11	2,375,000	2,509,178
Royal Bank of Scotland PLC 4.875% 8/25/14 (b)	15,770,000	15,947,964
Scotland International Finance No. 2 BV 7.7% 8/15/10 (b)	2,974,000	3,030,777
UBS AG Stamford Branch 5.75% 4/25/18	11,661,000	12,028,508
		219,234,620
Commercial Banks - 8.9%
American Express Bank FSB 6% 9/13/17	1,888,000	2,000,893
ANZ National International Ltd. 6.2% 7/19/13 (b)	3,121,000	3,437,201
Bank of America NA:
5.3% 3/15/17	10,275,000	10,108,822
6.1% 6/15/17	4,390,000	4,450,850
Bank One Corp. 5.25% 1/30/13	2,642,000	2,849,363
Barclays Bank PLC 5% 9/22/16	7,015,000	7,161,880
BB&T Corp. 6.5% 8/1/11	3,531,000	3,756,938
Commonwealth Bank of Australia 5% 10/15/19 (b)	13,870,000	13,929,183
Credit Suisse First Boston 6% 2/15/18	7,790,000	8,183,605
Credit Suisse New York Branch 5.5% 5/1/14	8,486,000	9,270,369
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (b)(e)	8,863,494	8,420,319
Export-Import Bank of Korea:
5.125% 2/14/11	8,296,000	8,540,657
5.5% 10/17/12	6,408,000	6,873,208
Fifth Third Bancorp 8.25% 3/1/38	5,962,000	6,141,104
JPMorgan Chase Bank 6% 10/1/17	5,952,000	6,398,102
KeyBank NA:
5.8% 7/1/14	8,638,000	8,823,389
7% 2/1/11	6,384,000	6,685,963
Korea Development Bank 4.625% 9/16/10	5,207,000	5,284,813
PNC Funding Corp.:
0.3888% 1/31/12 (e)	16,995,000	16,757,767
3.625% 2/8/15	1,603,000	1,612,009
Regions Bank 6.45% 6/26/37	5,480,000	4,309,439
Regions Financial Corp.:
0.4206% 6/26/12 (e)	3,880,000	3,479,782
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.: - continued
7.75% 11/10/14	$ 2,500,000	$ 2,571,988
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(e)	11,944,000	11,785,802
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(e)	8,332,000	8,246,405
Union Planters Corp. 7.75% 3/1/11	1,704,000	1,715,340
UnionBanCal Corp. 5.25% 12/16/13	1,883,000	1,982,219
Wachovia Bank NA:
4.8% 11/1/14	4,280,000	4,441,236
4.875% 2/1/15	4,000,000	4,158,148
Wachovia Corp.:
0.3813% 10/15/11 (e)	11,410,000	11,349,356
5.625% 10/15/16	9,657,000	9,996,057
5.75% 6/15/17	8,332,000	8,795,376
		213,517,583
Consumer Finance - 4.8%
Capital One Bank USA NA 8.8% 7/15/19	19,090,000	22,940,071
Discover Financial Services:
0.7843% 6/11/10 (e)	4,557,000	4,544,090
6.45% 6/12/17	6,788,000	6,565,679
10.25% 7/15/19	6,680,000	7,904,604
General Electric Capital Corp.:
5.5% 1/8/20	17,230,000	17,326,798
5.9% 5/13/14	3,610,000	3,961,311
Household Finance Corp. 6.375% 10/15/11	5,284,000	5,623,254
HSBC Finance Corp.:
5.25% 1/14/11	3,716,000	3,835,863
5.25% 1/15/14	2,995,000	3,176,057
5.5% 1/19/16	10,600,000	11,208,853
5.9% 6/19/12	6,640,000	7,123,040
MBNA America Bank NA 7.125% 11/15/12 (b)	2,109,000	2,320,313
MBNA Corp. 7.5% 3/15/12	4,568,000	4,997,232
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	12,061,000	12,064,015
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	863,517	902,635
		114,493,815
Diversified Financial Services - 6.0%
Capital One Capital VI 8.875% 5/15/40	13,630,000	14,222,428
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
0.34% 5/18/11 (e)	$ 7,984,000	$ 7,908,543
5.3% 10/17/12	10,387,000	10,912,406
5.625% 8/27/12	11,275,000	11,873,060
6.125% 5/15/18	4,796,000	4,812,139
6.5% 1/18/11	3,715,000	3,866,910
6.5% 8/19/13	37,586,000	40,429,155
JPMorgan Chase & Co.:
4.891% 9/1/15 (e)	7,752,000	7,822,016
5.75% 1/2/13	6,299,000	6,849,060
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,097,000	2,748,615
5.5% 1/15/14 (b)	1,973,000	1,884,272
5.7% 4/15/17 (b)	4,820,000	4,268,259
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	12,408,000	12,687,403
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(e)	14,482,000	13,033,800
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(e)	2,394,000	2,171,262
		145,489,328
Insurance - 4.1%
Assurant, Inc.:
5.625% 2/15/14	5,431,000	5,660,840
6.75% 2/15/34	5,586,000	5,220,855
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	4,234,000	3,810,600
Hartford Financial Services Group, Inc. 5.375% 3/15/17	2,228,000	2,222,283
Jackson National Life Global Funding 5.375% 5/8/13 (b)	2,137,000	2,281,761
Liberty Mutual Group, Inc. 6.5% 3/15/35 (b)	1,688,000	1,435,025
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	4,694,000	5,869,373
Monumental Global Funding II 5.65% 7/14/11 (b)	4,693,000	4,914,519
Monumental Global Funding III 5.5% 4/22/13 (b)	6,257,000	6,669,230
Pacific Life Global Funding 5.15% 4/15/13 (b)	9,617,000	10,194,462
Pacific LifeCorp 6% 2/10/20 (b)	6,400,000	6,347,974
Prudential Financial, Inc.:
5.15% 1/15/13	6,154,000	6,551,930
5.8% 6/15/12	3,030,000	3,270,803
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	9,495,000	8,693,669
Symetra Financial Corp. 6.125% 4/1/16 (b)	14,719,000	14,360,533
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	$ 3,550,000	$ 3,579,479
Unum Group 7.125% 9/30/16	6,750,000	7,204,667
		98,288,003
Real Estate Investment Trusts - 2.5%
AvalonBay Communities, Inc. 5.5% 1/15/12	3,585,000	3,781,849
Developers Diversified Realty Corp.:
4.625% 8/1/10	8,559,000	8,551,151
5% 5/3/10	6,368,000	6,371,209
5.25% 4/15/11	6,909,000	6,885,482
5.375% 10/15/12	3,653,000	3,605,679
Duke Realty LP 4.625% 5/15/13	1,781,000	1,803,040
Equity One, Inc. 6.25% 12/15/14	7,730,000	7,970,689
Federal Realty Investment Trust:
5.9% 4/1/20	622,000	625,053
6% 7/15/12	8,332,000	8,927,096
Washington (REIT) 5.95% 6/15/11	10,331,000	10,631,580
		59,152,828
Real Estate Management & Development - 2.6%
Arden Realty LP 5.2% 9/1/11	3,804,000	3,984,108
Brandywine Operating Partnership LP:
5.625% 12/15/10	11,588,000	11,809,284
5.75% 4/1/12	5,279,000	5,438,299
Duke Realty LP:
5.4% 8/15/14	1,570,000	1,594,831
5.625% 8/15/11	8,402,000	8,732,459
8.25% 8/15/19	858,000	941,114
Liberty Property LP:
5.125% 3/2/15	2,408,000	2,397,426
5.5% 12/15/16	4,222,000	4,141,550
Mack-Cali Realty LP:
5.05% 4/15/10	2,303,000	2,309,412
7.75% 2/15/11	2,772,000	2,911,482
Reckson Operating Partnership LP 5.15% 1/15/11	1,521,000	1,529,212
Simon Property Group LP:
4.6% 6/15/10	1,662,000	1,678,268
4.875% 8/15/10	1,917,000	1,947,327
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (b)	12,820,000	13,815,691
		63,230,463
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.0%
Bank of America Corp.:
5.65% 5/1/18	$ 4,166,000	$ 4,155,543
6.5% 8/1/16	35,830,000	38,515,853
Countrywide Financial Corp. 5.8% 6/7/12	12,454,000	13,262,725
Independence Community Bank Corp.:
2.0706% 4/1/14 (e)	11,982,000	11,829,505
4.9% 9/23/10	4,820,000	4,923,148
		72,686,774
TOTAL FINANCIALS		986,093,414
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.4%
Hospira, Inc. 6.4% 5/15/15	8,211,000	9,221,166
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 5.25% 6/15/12	2,423,000	2,596,039
Pharmaceuticals - 0.5%
Watson Pharmaceuticals, Inc.:
5% 8/15/14	8,274,000	8,697,571
6.125% 8/15/19	2,676,000	2,842,453
		11,540,024
TOTAL HEALTH CARE		23,357,229
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (b)	6,570,000	6,937,066
6.4% 12/15/11 (b)	2,323,000	2,500,960
		9,438,026
Airlines - 1.2%
Continental Airlines, Inc.:
6.648% 3/15/19	8,445,963	8,150,354
6.9% 7/2/19	2,371,193	2,350,445
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,592,000	9,747,870
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 5,600,147	$ 4,718,124
8.36% 7/20/20	4,161,019	3,838,540
		28,805,333
TOTAL INDUSTRIALS		38,243,359
INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 0.9%
Tyco Electronics Group SA:
5.95% 1/15/14	8,379,000	9,085,635
6% 10/1/12	11,015,000	11,923,738
		21,009,373
Office Electronics - 0.4%
Xerox Corp.:
4.25% 2/15/15	4,232,000	4,328,058
5.5% 5/15/12	4,550,000	4,843,671
		9,171,729
Semiconductors & Semiconductor Equipment - 0.5%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	12,848,000	12,862,017
TOTAL INFORMATION TECHNOLOGY		43,043,119
MATERIALS - 5.2%
Chemicals - 2.5%
Dow Chemical Co.:
4.85% 8/15/12	26,952,000	28,689,110
7.6% 5/15/14	23,639,000	27,005,123
Lubrizol Corp. 8.875% 2/1/19	2,636,000	3,321,837
		59,016,070
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	5,207,000	5,552,162
Containers & Packaging - 0.4%
Pactiv Corp.:
5.875% 7/15/12	4,868,000	5,227,049
6.4% 1/15/18	4,968,000	5,341,921
		10,568,970
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 2.1%
Anglo American Capital PLC 9.375% 4/8/14 (b)	$ 9,930,000	$ 11,993,524
ArcelorMittal SA 9.85% 6/1/19	7,346,000	9,255,666
Rio Tinto Finance (USA) Ltd.:
6.5% 7/15/18	6,666,000	7,515,695
8.95% 5/1/14	11,888,000	14,425,505
Vale Overseas Ltd. 6.25% 1/23/17	6,596,000	6,983,284
		50,173,674
TOTAL MATERIALS		125,310,876
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 3.5%
AT&T Broadband Corp. 8.375% 3/15/13	7,343,000	8,525,208
British Telecommunications PLC 9.125% 12/15/10 (a)	7,718,000	8,200,352
CenturyTel, Inc. 7.6% 9/15/39	6,000,000	6,121,104
Deutsche Telekom International Financial BV 5.25% 7/22/13	6,956,000	7,497,789
Embarq Corp. 7.995% 6/1/36	4,325,000	4,604,620
SBC Communications, Inc.:
5.875% 2/1/12	7,764,000	8,368,404
5.875% 8/15/12	2,777,000	3,045,880
Sprint Capital Corp. 7.625% 1/30/11	10,805,000	11,021,100
Telecom Italia Capital SA:
4.95% 9/30/14	9,112,000	9,511,798
7.175% 6/18/19	5,990,000	6,613,906
Verizon New England, Inc. 6.5% 9/15/11	2,531,000	2,695,533
Verizon New York, Inc. 6.875% 4/1/12	7,540,000	8,265,499
		84,471,193
Wireless Telecommunication Services - 1.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (b)	14,200,000	14,844,723
5.875% 10/1/19 (b)	3,673,000	3,851,504
Vodafone Group PLC 5% 12/16/13	6,523,000	7,022,447
		25,718,674
TOTAL TELECOMMUNICATION SERVICES		110,189,867
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 7.8%
Electric Utilities - 4.3%
AmerenUE 6.4% 6/15/17	$ 8,487,000	$ 9,398,860
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,683,000	12,729,061
EDP Finance BV:
4.9% 10/1/19 (b)	700,000	679,509
6% 2/2/18 (b)	10,414,000	10,918,746
Enel Finance International SA 5.7% 1/15/13 (b)	2,370,000	2,577,022
Exelon Corp. 4.9% 6/15/15	8,801,000	9,198,664
Nevada Power Co. 6.5% 8/1/18	4,462,000	4,902,930
Oncor Electric Delivery Co. 6.375% 5/1/12	7,760,000	8,428,493
Pennsylvania Electric Co. 6.05% 9/1/17	2,172,000	2,314,066
Pepco Holdings, Inc.:
4% 5/15/10	6,337,000	6,378,095
6.45% 8/15/12	10,597,000	11,450,006
PPL Capital Funding, Inc. 6.7% 3/30/67 (e)	11,652,000	10,078,980
Progress Energy, Inc. 7.1% 3/1/11	9,615,000	10,142,921
Sierra Pacific Power Co. 5.45% 9/1/13	4,430,000	4,807,290
		104,004,643
Gas Utilities - 0.4%
Texas Eastern Transmission Corp. 7.3% 12/1/10	8,807,000	9,199,625
Independent Power Producers & Energy Traders - 0.3%
Duke Capital LLC 5.668% 8/15/14	5,839,000	6,362,408
Multi-Utilities - 2.8%
Dominion Resources, Inc.:
6.3% 9/30/66 (e)	11,593,000	10,723,525
7.5% 6/30/66 (e)	9,265,000	9,172,350
DTE Energy Co. 7.05% 6/1/11	2,795,000	2,961,585
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	6,726,000	7,392,506
National Grid PLC 6.3% 8/1/16	5,917,000	6,558,669
NiSource Finance Corp.:
5.25% 9/15/17	2,395,000	2,420,085
5.4% 7/15/14	3,828,000	4,075,894
6.4% 3/15/18	3,767,000	4,044,861
7.875% 11/15/10	2,901,000	3,028,516
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	$ 17,533,000	$ 16,174,193
WPS Resources Corp. 6.11% 12/1/66 (e)	2,091,000	1,819,170
		68,371,354
TOTAL UTILITIES		187,938,030
TOTAL NONCONVERTIBLE BONDS (Cost $1,993,588,036)		2,136,311,601
U.S. Treasury Obligations - 8.2%

U.S. Treasury Notes:
2.25% 1/31/15	93,011,000	92,923,758
3.375% 11/15/19	77,468,000	75,967,058
3.625% 2/15/20 (c)	29,625,000	29,605,414
TOTAL U.S. TREASURY OBLIGATIONS (Cost $198,185,740)		198,496,230
Bank Notes - 1.3%

National City Bank, Cleveland 0.3556% 3/1/13 (e)	2,974,000	2,884,780
Wachovia Bank NA 6% 11/15/17	25,786,000	27,462,758
TOTAL BANK NOTES (Cost $25,322,522)		30,347,538
Preferred Securities - 0.4%

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
ING Groep NV 5.775% (e)	2,989,000	2,369,418
MUFG Capital Finance 1 Ltd. 6.346% (e)	8,045,000	7,908,318
		10,277,736
TOTAL PREFERRED SECURITIES (Cost $10,879,037)		10,277,736
Cash Equivalents - 1.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $36,238,000)	$ 36,238,358	$ 36,238,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,264,213,335)		2,411,671,105
NET OTHER ASSETS - (0.3)%		(7,782,409)
NET ASSETS - 100%		2,403,888,696
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (d)	Sept. 2010	$ 29,000,000	(83,506)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.2376% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2014	30,000,000	342,630
		$ 59,000,000	$ 259,124
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $430,587,656 or 17.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$36,238,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 24,252,614
HSBC Securities (USA), Inc.	3,490,889
ING Financial Markets LLC	349,089
J.P. Morgan Securities, Inc.	2,327,259
Mizuho Securities USA, Inc.	5,236,334
RBC Capital Markets Corp.	581,815
$ 36,238,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (83,506)
Interest Rate Risk
Swap Agreements (a)	342,630	-
Total Value of Derivatives	$ 342,630	$ (83,506)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.3%
Canada	2.8%
United Kingdom	2.5%
Luxembourg	2.1%
Cayman Islands	1.9%
Australia	1.7%
Netherlands	1.5%
Others (individually less than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $36,238,000) - See accompanying schedule: Unaffiliated issuers (cost $2,264,213,335)		$ 2,411,671,105
Cash		784
Interest receivable		31,786,134
Unrealized appreciation on swap agreements		342,630
Other receivables		17,241
Total assets		2,443,817,894

Liabilities
Payable for investments purchased Regular delivery	$ 620,831
Delayed delivery	29,478,294
Distributions payable	9,724,448
Unrealized depreciation on swap agreements	83,506
Other payables and accrued expenses	22,119
Total liabilities		39,929,198

Net Assets		$ 2,403,888,696
Net Assets consist of:
Paid in capital		$ 2,256,171,802
Net unrealized appreciation (depreciation) on investments		147,716,894
Net Assets, for 22,729,556 shares outstanding		$ 2,403,888,696
Net Asset Value, offering price and redemption price per share ($2,403,888,696 ÷ 22,729,556 shares)		$ 105.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 341,575
Interest		74,351,915
Total income		74,693,490

Expenses
Custodian fees and expenses	$ 17,586
Independent directors' compensation	4,750
Total expenses before reductions	22,336
Expense reductions	(4,948)	17,388
Net investment income		74,676,102
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,658,976
Swap agreements	1,566,448
Total net realized gain (loss)		51,225,424
Change in net unrealized appreciation (depreciation) on: Investment securities	50,908,026
Swap agreements	1,624,918
Total change in net unrealized appreciation (depreciation)		52,532,944
Net gain (loss)		103,758,368
Net increase (decrease) in net assets resulting from operations		$ 178,434,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 74,676,102	$ 312,813,492
Net realized gain (loss)	51,225,424	(565,383,961)
Change in net unrealized appreciation (depreciation)	52,532,944	331,396,743
Net increase (decrease) in net assets resulting from operations	178,434,470	78,826,274
Distributions to partners from net investment income	(69,099,748)	(286,629,754)
Affiliated share transactions Proceeds from sales of shares	350,503,094	90,589,392
Reinvestment of distributions	-	206,263,327
Cost of shares redeemed	(881,028,221)	(5,158,669,231)
Net increase (decrease) in net assets resulting from share transactions	(530,525,127)	(4,861,816,512)
Total increase (decrease) in net assets	(421,190,405)	(5,069,619,992)

Net Assets
Beginning of period	2,825,079,101	7,894,699,093
End of period	$ 2,403,888,696	$ 2,825,079,101
Other Information Shares
Sold	3,322,154	993,415
Issued in reinvestment of distributions	-	2,356,875
Redeemed	(8,407,141)	(57,454,910)
Net increase (decrease)	(5,084,987)	(54,104,620)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 101.57	$ 96.37	$ 98.97	$ 100.00
Income from Investment Operations
Net investment income D	2.975	5.907	5.647	4.588
Net realized and unrealized gain (loss)	3.959	4.729 H	(2.817)	(1.107)
Total from investment operations	6.934	10.636	2.830	3.481
Distributions to partners from net investment income	(2.744)	(5.436)	(5.430)	(4.511)
Net asset value, end of period	$ 105.76	$ 101.57	$ 96.37	$ 98.97
Total Return B, C	6.89%	11.84%	2.88%	3.52%
Ratios to Average Net Assets E, J
Expenses before reductions	-% A,G	-% G	-% G	-%A,G
Expenses net of fee waivers, if any	-% A,G	-% G	-% G	-%A,G
Expenses net of all reductions	-% A,G	-% G	-% G	-%A,G
Net investment income	5.74%A	6.50%	5.73%	5.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,403,889	$ 2,825,079	$ 7,894,699	$ 7,147,362
Portfolio turnover rate	121% A	123%	112% F	92%A,F,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 6, 2006 (commencement of operations) to August 31, 2007.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

1. Organization.

Fidelity Corporate Bond 1-10 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, preferred securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 168,718,355
Gross unrealized depreciation	(10,813,655)
Net unrealized appreciation (depreciation)	$ 157,904,700

Tax Cost	$ 2,253,766,405

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

3. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the

Semiannual Report

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $29,000,000 representing 1.2% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(83,506). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $29,000,000, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ 178,567	$ (16,607)
Interest Rate Risk
Swap Agreements	1,387,881	1,641,525
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 1,566,448	$ 1,624,918

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $1,566,448 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $1,624,918 for swap agreements.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $404,645,801 and $1,060,790,387, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,750.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $198.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $9,841.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Corporate Bond 1-10 Year Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Semiannual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts. Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Mortgage Backed Securities Central Fund

Semiannual Report

February 28, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-SANN-0410
1.833865.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.0039%	$ 1,000.00	$ 1,034.30	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.78	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	3.8	2.3
3 - 3.99%	2.0	0.9
4 - 4.99%	23.2	19.8
5 - 5.99%	38.1	44.4
6 - 6.99%	18.7	22.9
7% and over	1.5	1.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2010
6 months ago
Years	3.9	4.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	2.5	2.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	U.S. Government and U.S. Government Agency Obligations 120.0%		U.S. Government and U.S. Government Agency Obligations 124.7%
	Asset-Backed Securities 0.1%		Asset-Backed Securities 0.2%
	Short-Term Investments and Net Other Assets† (20.1)%		Short-Term Investments and Net Other Assets† (24.9)%
* Futures and Swaps	(1.0)%	** Futures and Swaps	2.1%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2010

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 111.0%
	Principal Amount	Value
Fannie Mae - 77.3%
2.22% 4/1/36 (e)	$ 13,268,795	$ 13,559,235
2.25% 10/1/34 (e)	58,163	59,114
2.276% 4/1/36 (e)	3,229,435	3,306,832
2.367% 1/1/35 (e)	11,167,550	11,431,384
2.372% 12/1/34 (e)	139,001	142,858
2.439% 10/1/33 (e)	253,070	258,904
2.494% 7/1/35 (e)	287,771	294,231
2.571% 12/1/34 (e)	964,546	985,068
2.593% 2/1/33 (e)	32,955	33,669
2.6% 10/1/33 (e)	32,962	33,646
2.643% 10/1/34 (e)	6,941,454	7,111,749
2.645% 1/1/35 (e)	3,747,370	3,824,472
2.69% 1/1/35 (e)	38,732	39,556
2.787% 8/1/35 (e)	6,803,956	7,069,713
2.799% 10/1/33 (e)	1,295,136	1,346,781
2.848% 11/1/34 (e)	27,560,630	28,713,197
2.85% 5/1/35 (e)	18,320,665	18,938,718
2.903% 11/1/34 (e)	8,205,132	8,552,414
3.013% 3/1/35 (e)	107,608	110,375
3.047% 7/1/35 (e)	19,957,107	20,666,968
3.061% 9/1/35 (e)	8,948,101	9,356,896
3.173% 3/1/35 (e)	866,577	892,154
3.203% 7/1/35 (e)	7,217,486	7,542,333
3.24% 7/1/34 (e)	2,467,438	2,579,105
3.265% 9/1/34 (e)	705,086	727,127
3.358% 7/1/34 (e)	353,697	364,605
3.36% 1/1/40 (e)	17,921,350	18,350,602
3.38% 7/1/35 (e)	6,414,297	6,628,253
3.419% 1/1/35 (e)	2,512,700	2,592,840
3.435% 10/1/35 (e)	7,883,373	8,142,886
3.509% 5/1/35 (e)	4,224,335	4,374,941
3.518% 4/1/35 (e)	17,930,412	18,629,967
3.549% 12/1/39 (e)	11,520,322	11,862,614
3.569% 7/1/35 (e)	16,359,931	16,757,396
3.615% 3/1/33 (e)	1,503,716	1,557,336
3.62% 11/1/36 (e)	6,579,561	6,794,712
3.682% 2/1/34 (e)	10,741,844	11,140,796
3.704% 11/1/36 (e)	1,361,891	1,411,419
3.739% 3/1/34 (e)	1,068,123	1,100,323
3.9% 9/1/36 (e)	4,139,856	4,301,414
4% 8/1/24 to 9/1/24	16,597,305	16,964,323
4% 3/1/25 (a)	235,000,000	239,806,056
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 3/1/25 (a)	$ 70,000,000	$ 71,431,591
4% 3/1/25 (a)	18,000,000	18,368,123
4.06% 3/1/35 (e)	424,264	434,109
4.06% 7/1/35 (e)	1,751,683	1,817,406
4.226% 6/1/47 (e)	1,764,885	1,836,070
4.263% 9/1/36 (e)	4,514,176	4,705,094
4.288% 6/1/36 (e)	594,258	615,444
4.372% 10/1/37 (e)	3,777,952	3,928,519
4.424% 3/1/35 (e)	3,502,471	3,623,605
4.43% 3/1/35 (e)	2,367,886	2,444,028
4.484% 3/1/35 (e)	10,406,931	10,648,414
4.5% 4/1/21 to 2/1/40	1,018,198,844	1,032,605,508
4.5% 3/1/25 (a)	30,000,000	31,230,390
4.5% 3/1/25 (a)	27,000,000	28,107,351
4.5% 1/1/40	41,743	42,322
4.5% 3/1/40 (a)(b)	235,000,000	237,564,461
4.507% 11/1/35 (e)	2,113,834	2,181,703
4.53% 9/1/35 (e)	2,663,378	2,767,039
4.784% 2/1/37 (e)	6,261,748	6,530,640
4.903% 10/1/35 (e)	16,651,599	17,489,375
4.904% 7/1/35 (e)	10,812,099	11,168,465
5% 9/1/16 to 2/1/40 (b)	687,045,822	718,876,118
5% 3/1/40 (a)	14,000,000	14,509,496
5% 3/1/40 (a)	185,450,000	192,199,008
5% 3/1/40 (a)(b)	161,000,000	166,859,209
5.106% 9/1/35 (e)	21,244,746	22,399,930
5.141% 6/1/35 (e)	7,477,242	7,748,100
5.155% 7/1/35 (e)	1,291,956	1,323,338
5.165% 9/1/35 (e)	2,171,372	2,258,896
5.304% 3/1/36 (e)	27,521,673	28,887,463
5.344% 6/1/36 (e)	6,512,695	6,866,822
5.407% 8/1/36 (e)	4,247,630	4,425,318
5.5% 6/1/11 to 2/1/40	1,275,195,732	1,353,226,680
5.5% 1/1/40 (a)(b)	135,000,000	143,943,750
5.5% 3/1/40 (a)(b)	72,000,000	75,808,764
5.5% 3/1/40 (a)(b)	54,000,000	56,856,573
5.5% 4/1/40 (a)(b)	72,000,000	75,707,518
5.686% 3/1/36 (e)	6,156,152	6,465,881
5.734% 9/1/35 (e)	2,679,033	2,813,820
5.742% 7/1/37 (e)	2,150,177	2,267,093
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.845% 3/1/36 (e)	$ 4,849,875	$ 5,093,882
5.869% 5/1/36 (e)	9,617,631	10,101,513
5.932% 1/1/37 (e)	17,792,434	18,759,898
5.997% 4/1/36 (e)	30,575,173	32,061,341
6% 12/1/11 to 3/1/39	551,806,746	596,504,709
6% 3/1/40 (a)(b)	9,250,000	9,812,172
6% 3/1/40 (a)(b)	21,500,000	22,806,669
6% 3/1/40 (a)(b)	55,000,000	58,342,642
6% 4/1/40 (a)(b)	21,500,000	22,840,263
6% 5/1/40 (a)(b)	68,250,000	72,392,584
6% 5/1/40 (a)	21,500,000	22,804,990
6.213% 3/1/37 (e)	1,397,708	1,473,708
6.255% 8/1/46 (e)	893,671	942,265
6.294% 9/1/37 (e)	1,080,598	1,127,895
6.347% 9/1/36 (e)	2,109,208	2,223,897
6.365% 5/1/36 (e)	4,793,145	5,034,298
6.451% 4/1/37 (e)	3,300,770	3,480,250
6.5% 4/1/10 to 9/1/38	165,893,302	179,134,439
6.5% 3/1/40 (a)(b)	18,700,000	19,960,840
6.5% 4/1/40 (a)(b)	40,150,000	43,029,618
6.5% 5/1/40 (a)	19,150,000	20,504,016
6.736% 5/1/37 (e)	142,608	150,362
6.861% 9/1/37 (e)	1,737,109	1,823,175
7% 5/1/13 to 7/1/37	26,291,309	28,516,799
7.091% 9/1/37 (e)	2,677,049	2,822,613
7.5% 7/1/11 to 2/1/32	10,103,718	11,149,734
8% 9/1/17 to 3/1/37	709,311	789,593
8.5% 12/1/16 to 8/1/23	76,353	85,253
9.5% 5/1/18 to 2/1/25	191,666	221,658
10% 8/1/17	761	855
10.75% 5/1/14	10,396	11,481
11.25% 5/1/14	876	973
12.5% 1/1/15	2,540	2,843
		6,085,347,644
Freddie Mac - 14.9%
2.42% 3/1/37 (e)	6,908,348	7,040,325
2.582% 7/1/36 (e)	4,393,522	4,528,738
2.769% 3/1/35 (e)	1,956,547	1,991,920
2.791% 6/1/33 (e)	2,977,936	3,064,764
2.879% 11/1/35 (e)	3,128,068	3,256,213
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.996% 5/1/35 (e)	$ 5,911,054	$ 6,086,448
3.018% 3/1/36 (e)	3,217,622	3,311,432
3.068% 6/1/33 (e)	9,416,734	9,775,231
3.319% 10/1/33 (e)	4,151,099	4,325,446
3.385% 3/1/35 (e)	12,667,337	13,131,510
3.391% 1/1/36 (e)	7,670,407	7,981,014
3.425% 3/1/35 (e)	1,985,459	2,044,825
3.467% 4/1/35 (e)	2,910,611	3,017,152
3.642% 10/1/35 (e)	3,908,046	4,045,481
3.845% 1/1/37 (e)	7,025,188	7,345,305
3.92% 4/1/37 (e)	1,235,295	1,283,256
3.959% 10/1/36 (e)	4,004,131	4,183,692
4% 3/1/25 (a)	12,000,000	12,247,290
4.021% 6/1/35 (e)	2,804,005	2,912,052
4.237% 5/1/35 (e)	10,811,482	11,176,142
4.245% 3/1/37 (e)	1,189,510	1,227,074
4.266% 4/1/34 (e)	3,088,886	3,176,779
4.399% 3/1/33 (e)	135,243	142,048
4.5% 9/1/39	13,995,386	14,175,447
4.786% 2/1/36 (e)	838,445	876,922
4.847% 5/1/35 (e)	5,684,929	5,897,500
4.915% 5/1/37 (e)	1,401,546	1,448,833
5% 6/1/20 to 9/1/39	288,115,962	300,890,641
5.109% 4/1/38 (e)	12,993,396	13,668,390
5.138% 4/1/35 (e)	297,866	314,062
5.224% 12/1/35 (e)	3,838,507	3,953,037
5.44% 12/1/35 (e)	10,051,325	10,453,157
5.495% 1/1/36 (e)	6,542,566	6,790,359
5.5% 6/1/15 to 12/1/35	203,584,504	217,791,811
5.5% 3/1/40 (a)(b)	65,000,000	68,712,690
5.601% 4/1/36 (e)	3,962,474	4,166,787
5.666% 1/1/36 (e)	1,135,687	1,187,093
5.681% 10/1/35 (e)	946,568	994,192
5.705% 5/1/37 (e)	2,644,695	2,694,632
5.829% 6/1/37 (e)	5,865,392	6,067,332
6% 2/1/17 to 12/1/37	78,366,027	85,271,298
6% 3/1/40 (a)(b)	40,500,000	43,353,743
6% 3/1/40 (a)	34,750,000	37,198,582
6% 3/1/40 (a)	16,000,000	17,127,405
6% 3/1/40 (a)(b)	55,000,000	58,875,454
6.077% 4/1/37 (e)	1,909,295	2,013,113
6.142% 6/1/36 (e)	3,021,933	3,186,251
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.144% 3/1/36 (e)	$ 8,260,756	$ 8,709,935
6.182% 6/1/37 (e)	1,484,935	1,565,679
6.255% 7/1/36 (e)	2,421,405	2,553,068
6.41% 12/1/36 (e)	5,002,089	5,274,077
6.493% 2/1/37 (e)	4,581,081	4,824,451
6.5% 4/1/11 to 3/1/37	57,952,020	63,329,382
6.5% 3/1/40 (a)	19,200,000	20,713,551
6.522% 6/1/37 (e)	635,692	670,257
6.532% 8/1/37 (e)	4,443,394	4,685,004
6.597% 8/1/37 (e)	844,486	890,405
6.605% 6/1/36 (e)	1,096,290	1,155,900
6.62% 6/1/37 (e)	1,090,963	1,150,284
7% 6/1/21 to 9/1/36	26,811,880	28,922,782
7.168% 2/1/37 (e)	744,952	785,458
7.5% 9/1/15 to 6/1/32	588,434	649,187
7.518% 4/1/37 (e)	294,203	310,200
8% 7/1/16 to 1/1/37	1,378,442	1,535,240
8.5% 9/1/19 to 1/1/28	474,608	537,468
9% 10/1/16	2,389	2,669
11% 8/1/15 to 9/1/20	74,532	85,267
11.5% 10/1/15	4,313	4,886
12% 2/1/13 to 7/1/15	1,625	1,815
13.5% 12/1/14	11,237	12,844
		1,172,772,677
Government National Mortgage Association - 18.8%
4% 3/1/40 (a)	53,000,000	52,307,131
4% 3/1/40 (a)	94,000,000	92,771,138
4% 3/1/40 (a)	122,000,000	120,405,094
4.5% 9/15/33 to 9/15/39	170,971,659	174,016,147
4.5% 3/1/40 (a)	80,000,000	81,162,496
4.5% 3/1/40 (a)	75,000,000	76,089,840
4.5% 3/1/40 (a)(b)	60,000,000	60,936,012
4.5% 3/1/40 (a)(b)	24,800,000	25,186,885
4.5% 3/1/40 (a)	17,900,000	18,179,244
5% 9/15/39 to 10/15/39	121,920,359	127,438,929
5% 3/1/40 (a)	43,800,000	45,575,954
5% 3/1/40 (a)	45,000,000	46,824,611
5% 3/1/40 (a)	19,000,000	19,770,391
5% 3/1/40 (a)	23,000,000	23,955,625
5.5% 4/15/29 to 9/15/39	95,059,982	101,480,131
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
5.5% 3/1/40 (a)	$ 35,000,000	$ 37,021,016
5.5% 3/1/40 (a)	51,500,000	54,473,780
6% 4/15/28 to 11/15/39	50,525,022	54,652,660
6% 3/1/40 (a)	71,250,000	76,003,287
6.5% 6/15/23 to 11/20/39	121,894,184	132,693,940
6.5% 3/1/40 (a)	18,000,000	19,326,143
7% 6/15/22 to 3/15/33	20,185,840	22,115,905
7.5% 1/15/17 to 10/15/31	9,387,217	10,336,048
8% 8/15/16 to 11/15/29	2,667,235	2,949,335
8.5% 11/15/16 to 1/15/31	502,958	565,846
9% 8/15/19 to 1/15/23	37,626	42,405
9.5% 12/15/20 to 3/15/23	21,366	24,316
10.5% 5/20/16 to 1/20/18	91,573	107,090
11% 7/20/13 to 7/20/20	84,884	95,830
		1,476,507,229
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,529,728,879)		8,734,627,550
Asset-Backed Securities - 0.1%

Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (e)	2,235,000	98,597
Countrywide Asset-Backed Certificates Trust Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (e)	2,266	2,266
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.2788% 3/25/37 (e)	93,713	87,313
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3888% 11/25/36 (e)	6,000,000	1,878,863
Merrill Lynch Mortgage Investors Trust:
Series 2005-FM1 Class A2D, 0.6088% 5/25/36 (e)	6,933,353	6,110,334
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (e)	660,460	632,990
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 0.6188% 1/25/36 (e)	3,909,000	267,204
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (e)	1,018,660	477,189
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (e)	539,302	510,257
TOTAL ASSET-BACKED SECURITIES (Cost $20,537,480)		10,065,013
Collateralized Mortgage Obligations - 9.0%
	Principal Amount	Value
Private Sponsor - 0.0%
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 4.371% 11/25/36 (e)	$ 844,863	$ 508,713
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 1A1, 3.0869% 10/25/34 (e)	1,276,067	955,911
Granite Master Issuer PLC floater Series 2005-4 Class C2, 0.7788% 12/20/54 (e)	3,231,304	1,130,956
TOTAL PRIVATE SPONSOR		2,595,580
U.S. Government Agency - 9.0%
Fannie Mae:
floater Series 2002-94 Class FB, 0.6288% 1/25/18 (e)	2,978,155	2,989,964
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	1,776,280	1,916,930
Series 1999-17 Class PG, 6% 4/25/29	16,540,048	18,018,667
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,993,515
Series 2006-45 Class OP, 6/25/36 (g)	7,168,945	6,058,526
sequential payer Series 1999-25 Class Z, 6% 6/25/29	6,319,508	6,871,753
Series 1993-165 Class SH, 19.0927% 9/25/23 (e)(h)	488,370	580,356
Series 2003-22 Class IO, 6% 4/25/33 (f)	13,100,631	2,557,562
Series 2009-16 Class SA, 6.0213% 3/25/24 (e)(f)	25,453,787	2,276,885
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	11,837,092	1,486,854
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	32,410,509	27,251,654
Series 339:
Class 29, 5.5% 7/1/18 (f)	6,535,933	814,145
Class 5, 5.5% 7/1/33 (f)	7,448,551	1,429,378
Series 343 Class 16, 5.5% 5/1/34 (f)	5,590,051	1,093,964
Series 348 Class 14, 6.5% 8/1/34 (f)	3,466,688	721,041
Series 351:
Class 12, 5.5% 4/1/34 (f)	2,597,610	508,742
Class 13, 6% 3/1/34 (f)	3,299,005	635,894
Series 359, Class 19 6% 7/1/35 (f)	3,367,420	559,968
Series 384 Class 6, 5% 7/25/37 (f)	37,108,040	6,407,208
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 1.0288% 2/25/32 (e)	848,313	842,958
Series 2002-39 Class FD, 1.2288% 3/18/32 (e)	1,003,558	1,003,306
Series 2002-60 Class FV, 1.2288% 4/25/32 (e)	2,067,871	2,099,056
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2002-63 Class FN, 1.2288% 10/25/32 (e)	$ 2,171,440	$ 2,173,102
Series 2002-7 Class FC, 0.9788% 1/25/32 (e)	1,116,871	1,118,738
Series 2004-56 Class FE, 0.6788% 10/25/33 (e)	3,951,159	3,925,883
Series 2007-36:
Class FB, 0.6288% 4/25/37 (e)	64,843,604	63,992,649
Class FG, 0.6288% 4/25/37 (e)	20,727,895	20,448,224
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	11,842,838	12,855,450
Series 1999-33 Class PK, 6% 7/25/29	7,765,207	8,461,070
Series 2001-52 Class YZ, 6.5% 10/25/31	737,775	811,298
Series 2001-63 Class TC, 6% 12/25/31	16,685,000	18,017,252
Series 2001-72 Class NZ, 6% 12/25/31	4,020,584	4,328,561
Series 2002-52 Class PB, 6% 2/25/32	7,953,781	8,271,087
Series 2005-73 Class SA, 16.9553% 8/25/35 (e)	5,549,122	6,307,215
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	14,760,790	15,981,297
Series 2001-31 Class ZC, 6.5% 7/25/31	6,079,809	6,601,733
Series 2002-16 Class ZD, 6.5% 4/25/32	4,039,881	4,451,854
Series 2002-79 Class Z, 5.5% 11/25/22	13,165,234	14,107,787
Series 2003-80 Class CG, 6% 4/25/30	1,748,875	1,827,959
Series 2003-21 Class SK, 7.8713% 3/25/33 (e)(f)(h)	2,579,922	493,209
Series 2003-3 Class HS, 7.4213% 9/25/16 (e)(f)(h)	116,004	2,854
Series 2003-35:
Class BS, 6.7713% 4/25/17 (e)(f)(h)	1,681,640	89,618
Class TQ, 7.2713% 5/25/18 (e)(f)	2,593,081	255,271
Series 2003-42 Class SJ, 6.8213% 11/25/22 (e)(f)	2,942,954	234,088
Series 2004-54 Class SW, 5.7713% 6/25/33 (e)(f)(h)	12,071,968	1,131,723
Series 2004-56 Class SE, 7.3213% 10/25/33 (e)(f)	18,043,625	2,607,477
Series 2005-104 Class NI, 6.4713% 3/25/35 (e)(f)	44,623,400	5,663,843
Series 2007-36:
Class GO, 4/25/37 (g)	3,322,001	2,897,116
Class PO, 4/25/37 (g)	4,581,484	3,713,963
Class SB, 6.3713% 4/25/37 (e)(f)(h)	59,364,696	7,963,715
Class SG, 6.3713% 4/25/37 (e)(f)(h)	43,015,398	5,707,464
Series 2007-57 Class SA, 39.2475% 6/25/37 (e)(h)	7,298,976	12,034,356
Series 2007-66:
Class FB, 0.6288% 7/25/37 (e)	24,593,339	24,495,455
Class SA, 38.2275% 7/25/37 (e)(h)	10,369,809	16,372,118
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2007-66:
Class SB, 38.2275% 7/25/37 (e)(h)	$ 4,098,890	$ 6,775,248
Series 2010-12 Class AI, 5% 12/25/18 (f)	44,813,901	5,572,384
Freddie Mac:
floater:
Series 3033 Class TF, 0% 9/15/35 (e)	251,008	226,674
Series 3318:
Class CY, 0% 11/15/36 (e)	599,504	568,842
Class GY, 0% 5/15/37 (e)	756,417	758,849
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	14,776,139	16,038,287
Series 2101 Class PD, 6% 11/15/28	1,447,756	1,558,089
Series 2162 Class PH, 6% 6/15/29	2,426,745	2,626,511
Series 3225 Class EO, 10/15/36 (g)	9,094,561	7,590,898
Series 3030 Class SL, 5.8694% 9/15/35 (e)(f)(h)	35,053,319	3,713,461
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	6,246,121	6,854,539
Series 2056 Class Z, 6% 5/15/28	9,937,406	10,754,795
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2412 Class FK, 1.0306% 1/15/32 (e)	636,721	632,704
Series 2423 Class FA, 1.1306% 3/15/32 (e)	1,308,509	1,305,182
Series 2424 Class FM, 1.2306% 3/15/32 (e)	1,282,313	1,282,607
Series 2432:
Class FE, 1.1306% 6/15/31 (e)	1,506,001	1,502,818
Class FG, 1.1306% 3/15/32 (e)	569,244	567,620
Series 3066 Class HF, 0% 1/15/34 (e)	155,643	149,524
Series 3129 Class MF, 0% 7/15/34 (e)	906,511	864,727
Series 3222 Class HF, 0% 9/15/36 (e)	1,400,802	1,278,679
Series 3298 Class CF, 0% 8/15/36 (e)	577,551	557,468
Series 3346 Class FA, 0.4606% 2/15/19 (e)	60,906,179	60,904,510
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	9,024,324	7,254,120
Series 2121 Class MG, 6% 2/15/29	5,980,664	6,480,518
Series 2131 Class BG, 6% 3/15/29 (c)(d)	38,493,833	41,715,544
Series 2137 Class PG, 6% 3/15/29	6,315,979	6,814,476
Series 2154 Class PT, 6% 5/15/29	9,036,547	9,793,117
Series 2425 Class JH, 6% 3/15/17	3,317,964	3,572,492
Series 2520 Class BE, 6% 11/15/32	14,830,000	16,204,091
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2585 Class KS, 7.3694% 3/15/23 (e)(f)(h)	$ 1,688,110	$ 180,138
Series 2590 Class YR, 5.5% 9/15/32 (f)	572,316	76,140
Series 3122 Class DS, 6.4694% 3/15/36 (e)(f)	22,284,703	3,252,352
Series 3258 Class PM, 5.5% 12/15/36	10,114,262	10,924,998
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,426,203	2,639,553
Series 2274 Class ZM, 6.5% 1/15/31	2,333,027	2,532,923
Series 2281 Class ZB, 6% 3/15/30	4,573,263	4,945,675
Series 2303 Class ZV, 6% 4/15/31	3,817,593	4,135,680
Series 2502 Class ZC, 6% 9/15/32	6,881,929	7,436,608
Series 2519 Class ZD, 5.5% 11/15/32	11,816,541	12,506,586
Series 2564 Class ES, 7.3694% 2/15/22 (e)(f)(h)	1,644,971	79,173
Series 2575 Class ID, 5.5% 8/15/22 (f)	400,682	37,621
Series 2642 Class AR, 4.5% 7/15/23	10,660,000	11,063,250
Series 2817 Class SD, 6.8194% 7/15/30 (e)(f)(h)	4,299,977	315,723
Series 3266 Class D, 5% 1/15/22	11,000,000	11,809,617
Series 2844:
Class SC, 45.3009% 8/15/24 (e)(h)	385,649	693,141
Class SD, 83.4518% 8/15/24 (e)(h)	567,361	1,434,633
Series 2957 Class SW, 5.7694% 4/15/35 (e)(f)	21,408,893	2,391,324
Series 3002 Class SN, 6.2694% 7/15/35 (e)(f)(h)	21,124,979	2,599,694
Ginnie Mae guaranteed REMIC pass-thru securities:
planned amortization class Series 1993-13 Class PD, 6% 5/20/29	9,424,478	10,213,606
Series 2004-32 Class GS, 6.2681% 5/16/34 (e)(f)(h)	4,409,832	628,574
Series 2007-35 Class SC, 38.8087% 6/16/37 (e)(h)	516,687	831,861
Government National Mortgage Association 0.7986% 3/1/60 (a)(e)(i)	24,160,000	24,160,000
TOTAL U.S. GOVERNMENT AGENCY		707,269,399
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $660,421,970)		709,864,979
Commercial Mortgage Securities - 0.0%

Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8636% 10/16/23 (e) (Cost $8,491)	8,026	8,028
Cash Equivalents - 17.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.1%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	$ 4,614,040	$ 4,614,000
0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	1,355,795,402	1,355,782,000
TOTAL CASH EQUIVALENTS (Cost $1,360,396,000)		1,360,396,000
TOTAL INVESTMENT PORTFOLIO - 137.4% (Cost $10,571,094,202)		10,814,961,570
NET OTHER ASSETS - (37.4)%		(2,943,604,936)
NET ASSETS - 100%		$ 7,871,356,634
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
452 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2010	$ 98,281,750	$ (206,085)

The face value of futures sold as a percentage of net assets - 1.2%
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.07% with JPMorgan Chase, Inc.	March 2012	$ 62,947,000	$ (3,880)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.8025% with JPMorgan Chase, Inc.	Oct. 2014	114,150,000	(2,906,408)
		$ 177,097,000	$ (2,910,288)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $509,336.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,419,055.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages, which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,614,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 2,026,119
Banc of America Securities LLC	748,177
Barclays Capital, Inc.	1,839,704
$ 4,614,000
$1,355,782,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 907,369,552
HSBC Securities (USA), Inc.	130,605,567
ING Financial Markets LLC	13,060,557
J.P. Morgan Securities, Inc.	87,070,378
Mizuho Securities USA, Inc.	195,908,351
RBC Capital Markets Corp.	21,767,595
$ 1,355,782,000
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 8,734,627,550	$ -	$ 8,734,627,550	$ -
Asset-Backed Securities	10,065,013	-	7,340,894	2,724,119
Collateralized Mortgage Obligations	709,864,979	-	709,864,979	-
Commercial Mortgage Securities	8,028	-	8,028	-
Cash Equivalents	1,360,396,000	-	1,360,396,000	-
Total Investments in Securities:	$ 10,814,961,570	$ -	$ 10,812,237,451	$ 2,724,119
Derivative Instruments:
Liabilities
Futures Contracts	$ (206,085)	$ (206,085)	$ -	$ -
Swap Agreements	(2,910,288)	-	(2,910,288)	-
Total Liabilities	$ (3,116,373)	$ (206,085)	$ (2,910,288)	$ -
Other Financial Instruments:
Forward Commitments	$ (1,874,309)	$ -	$ (1,874,309)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 10,590,614
Total Realized Gain (Loss)	(201,066)
Total Unrealized Gain (Loss)	1,244,826
Cost of Purchases	-
Proceeds of Sales	(1,661,506)
Amortization/Accretion	(7,458)
Transfers in/out of Level 3	(7,241,291)
Ending Balance	$ 2,724,119
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 375,672

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (206,085)
Swap Agreements (b)	-	(2,910,288)
Total Value of Derivatives	$ -	$ (3,116,373)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value (including repurchase agreements of $1,360,396,000) - See accompanying schedule: Unaffiliated issuers (cost $10,571,094,202)		$ 10,814,961,570
Commitment to sell securities on a delayed delivery basis	$ (1,290,249,096)
Receivable for securities sold on a delayed delivery basis	1,288,374,787	(1,874,309)
Receivable for investments sold, regular delivery		399,547,915
Receivable for swap agreements		229,000,000
Interest receivable		31,543,974
Other receivables		619,807
Total assets		11,473,798,957

Liabilities
Payable to custodian bank	$ 15,684
Payable for investments purchased Regular delivery	486,538,967
Delayed delivery	2,780,163,957
Payable for swap agreements	332,106,000
Distributions payable	33
Unrealized depreciation on swap agreements	2,910,288
Payable for daily variation on futures contracts	56,500
Other payables and accrued expenses	650,894
Total liabilities		3,602,442,323

Net Assets		$ 7,871,356,634
Net Assets consist of:
Paid in capital		$ 7,632,479,948
Net unrealized appreciation (depreciation) on investments		238,876,686
Net Assets, for 76,213,926 shares outstanding		$ 7,871,356,634
Net Asset Value, offering price and redemption price per share ($7,871,356,634 ÷ 76,213,926 shares)		$ 103.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2010

Investment Income
Interest		$ 159,077,224

Expenses
Custodian fees and expenses	$ 134,231
Independent directors' compensation	13,724
Interest	14,415
Total expenses before reductions	162,370
Expense reductions	(13,867)	148,503
Net investment income		158,928,721
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,934,964
Futures contracts	(1,905,738)
Swap agreements	2,636,004
Total net realized gain (loss)		91,665,230
Change in net unrealized appreciation (depreciation) on: Investment securities	9,291,516
Futures contracts	70,224
Swap agreements	(4,549,075)
Delayed delivery commitments	6,146,111
Total change in net unrealized appreciation (depreciation)		10,958,776
Net gain (loss)		102,624,006
Net increase (decrease) in net assets resulting from operations		$ 261,552,727

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 158,928,721	$ 409,010,144
Net realized gain (loss)	91,665,230	65,434,500
Change in net unrealized appreciation (depreciation)	10,958,776	232,625,565
Net increase (decrease) in net assets resulting from operations	261,552,727	707,070,209
Distributions to partners from net investment income	(158,369,105)	(409,206,768)
Affiliated share transactions Proceeds from sales of shares	300,164,349	2,247,348,091
Reinvestment of distributions	158,368,895	285,980,644
Cost of shares redeemed	(449,929,422)	(4,064,173,890)
Net increase (decrease) in net assets resulting from share transactions	8,603,822	(1,530,845,155)
Total increase (decrease) in net assets	111,787,444	(1,232,981,714)

Net Assets
Beginning of period	7,759,569,190	8,992,550,904
End of period	$ 7,871,356,634	$ 7,759,569,190
Other Information Shares
Sold	2,903,702	22,275,093
Issued in reinvestment of distributions	1,538,307	2,878,041
Redeemed	(4,372,131)	(40,618,112)
Net increase (decrease)	69,878	(15,464,978)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 101.91	$ 98.16	$ 98.27	$ 100.00
Income from Investment Operations
Net investment incomeD	2.105	5.250	5.222	4.024
Net realized and unrealized gain (loss)	1.363	3.744	(.102)	(1.731)
Total from investment operations	3.468	8.994	5.120	2.293
Distributions to partners from net investment income	(2.098)	(5.244)	(5.230)	(4.023)
Net asset value, end of period	$ 103.28	$ 101.91	$ 98.16	$ 98.27
Total ReturnB,C	3.43%	9.40%	5.30%	2.33%
Ratios to Average Net AssetsG, J
Expenses before reductions	-% A, E	.01%	.01%	.01%A
Expenses net of fee waivers, if any	-% A, E	.01%	-%E	.01%A
Expenses net of all reductions	-% A, E	.01%	-%E	.01%A
Net investment income	4.13% A	5.25%	5.29%	5.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,871,357	$ 7,759,569	$ 8,992,551	$ 8,618,875
Portfolio turnover rate I	542%A	568%	454%	450%A,H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period November 27, 2006 (commencement of operations) to August 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Amounts do not include the portfolio activity of any underlying Fidelity Central Funds.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 263,263,558
Gross unrealized depreciation	(19,897,820)
Net unrealized appreciation (depreciation)	$ 243,365,738
Tax Cost	$ 10,571,595,832

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of

Semiannual Report

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	(1,905,738)	70,224
Swap Agreements	2,636,004	(4,549,075)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 730,266	$ (4,478,851)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(1,905,738) for futures contracts and $2,636,004 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $70,224 for futures contracts and $(4,549,075) for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $4,506,038, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $13,724.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $143.

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8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an affiliate were the owners of record of all outstanding shares of the Fund.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at February 28, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2010

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Board Approval of Investment Advisory Contracts and Management Fees

Mortgage Backed Securities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

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Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

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Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2010